UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

				FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended June 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant	Hinsdale, Illinois		July 31, 2000

Report Type (Check only one)

[ X ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE
ACT OF 1934.
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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None
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					FORM13F INFORMATION
TABLE
Name of Issuer      Title of   Cusip Fair MarketShares oInvestment Discretion   ManagersVoting Authority (Shares)
                    Class     Number Value      Principa(a) Sole(b) Shar(c) Shared      (a) Sole(b) Shar(c) None
                                                Amount                  Other

Abbott Labs         Common  002824100  7,721,250   174000    8800  165200None    None        3000None      171000
Agilent TechnologiesCommon  00846U101  2,916,601    39149    1790   37359None    None         762None       38387
Allstate Corp.      Common  020002101    779,805    34658       0   34658None    None           0None       34658
American Home       Common  026609107  2,908,125    49500       0   49500None    None           0None       49500
American Power ConveCommon  029066107  2,722,194    66700       0   66700None    None           0None       66700
Automatic Data ProceCommon  053015103  2,442,450    45600       0   45600None    None           0None       45600
BMC Software Inc.   Common  055921100  8,534,425   233920    1300  232620None    None           0None      233920
BP Amoco p.l.c.     ADS     055622104 17,757,967   313953    6874  307079None    None        3174None      310779
Berkshire Hathaway IClass A 084670108    107,600        2       0       2None    None           0None           2
Berkshire Hathaway IClass B 084670207  8,645,120     4912     163    4749None    None          55None        4857
Biomatrix Inc.      Common  09060P102    449,927    19900    5500   14400None    None        2000None       17900
Buckeye Cellulose CoCommon  11815H104  1,096,875    50000       0   50000None    None           0None       50000
Coca Cola Co.       Common  191216100  5,455,414    94980    3000   91980None    None           0None       94980
Colgate-Palmolive CoCommon  194162103  5,604,300    93600     800   92800None    None           0None       93600
Dell Computer       Common  247025109  3,485,408    70680    1000   69680None    None           0None       70680
Disney, (Walt) Co.  Common  254687106 13,088,545   338862    8000  330862None    None        2400None      336462
Exxon Corp.         Common  302290101 16,229,875   206750    5600  201150None    None        2400None      204350
General Electric Co.Common  369604103 36,027,353   676570    4800  671770None    None           0None      676570
Gilead Sciences Inc.Common  375558103    220,488     3100       0    3100None    None           0None        3100
Grainger,  W.W. Inc.Common  384802104    955,988    31800       0   31800None    None           0None       31800
Hewlett Packard Co. Common  428236103 12,768,338   102660    4700   97960None    None        2000None      100660
Horizon Organic HoldCommon  44043T103    134,938    12700       0   12700None    None           0None       12700
Intel Corp.         Common  458140100 48,394,875   362000    8200  353800None    None        4000None      358000
International BusineCommon  459200101  1,878,226    17192    2400   14792None    None        2000None       15192
JLG Industries Inc. Common  466210101  2,215,578   186575   12900  173675None    None        4500None      182075
Johnson & Johnson   Common  478160104 32,737,531   321350    5800  315550None    None        3000None      318350
Leggett & Platt Inc.Common  524660107  8,089,620   490280   23600  466680None    None        7400None      482880
Lowes Companies, IncCommon  548661107    373,275     8400       0    8400None    None           0None        8400
Lucent Tecnologies ICommon  549463107  3,929,562    67172    2180   64992None    None        1296None       65876
Merck & Co. Inc.    Common  589331107 38,401,855   506120    9420  496700None    None        3000None      503120
Microsoft Corp.     Common  594918104 22,360,000   279500    2900  276600None    None           0None      279500
Herman Miller Inc.  Common  600544100  8,401,613   324700   16700  308000None    None        6000None      318700
Molex Inc.          Common  608554101 10,807,383   224569    1757  222812None    None        1757None      222812
Molex Inc. Class A  Class A 608554200 10,860,570   310302   14351  295951None    None        4882None      305420
Morgan, (J. P.) & CoCommon  616880100    495,563     4500       0    4500None    None           0None        4500
Motorola, Inc       Common  620076109  9,789,529   336844   15100  321744None    None        5400None      331444
Napro BiotherapeuticCommon  630795102    260,313    35000       0   35000None    None           0None       35000
Newell Co.          Common  651192106    697,825    27100       0   27100None    None           0None       27100
Northern Trust Corp.Common  665859104 12,471,180   191680   10800  180880None    None        4200None      187480
Old Second Bancorp  Common  680277100  1,118,700    52800       0   52800None    None           0None       52800
Pepsico, Inc        Common  713448108 13,126,838   295400    8800  286600None    None        3000None      292400
Qualcomm, Inc.      Common  747525103 12,840,000   214000    2500  211500None    None           0None      214000
SBC Communications  Common  78387G103  2,800,308    64747    1579   63168None    None        1579None       63168
Schering- Plough, InCommon  806605101 29,708,168   586828   11200  575628None    None        5000None      581828
Schlumberger, Ltd.  Common  806857108 11,186,288   149900     700  149200None    None           0None      149900
State Street Corp.  Common  857119101 30,961,765   291920    8400  283520None    None        2600None      289320
Strattec Security CoCommon  863111100  1,056,250    32500       0   32500None    None           0None       32500
Sysco Corp.         Common  871829107  6,771,594   160750    8700  152050None    None        3000None      157750
Thermo Electron CorpCommon  883556102  5,926,292   281367    8362  273005None    None        3375None      277992
Transocean Sedco ForCommon  893817106  1,684,649    31525     135   31390None    None           0None       31525
Tricon Global Rest. Common  895953107    643,818    22790    1880   20910None    None         300None       22490
Tyco International LCommon  902124106  1,508,000    32000       0   32000None    None           0None       32000
Walgreen Co.        Common  931422109 23,229,588   723100   26100  697000None    None        9600None      713500


COLUMN TOTALS                         504,779,701





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